Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

Note 11

Commitments and Contingencies

In July 2009, Seaboard Corporation, and affiliated companies in its Commodity Trading and Milling segment, resolved a dispute with a third party related to a 2005 transaction in which a portion of its trading operations was sold to a firm located abroad. As a result of this action, Seaboard Overseas Limited received approximately $16,787,000, net of expenses, in the third quarter of 2009. There was no tax expense on this transaction.

Seaboard is subject to various legal proceedings related to the normal conduct of its business, including various environmental related actions. In the opinion of management, none of these actions is expected to result in a judgment having a materially adverse effect on the consolidated financial statements of Seaboard.

Contingent Obligations

Certain of the non-consolidated affiliates and third party contractors who perform services for Seaboard have bank debt supporting their underlying operations. From time to time, Seaboard will provide guarantees of that debt allowing a lower borrowing rate or facilitating third party financing in order to further business objectives. Seaboard does not issue guarantees of third parties for compensation. As of December 31, 2011, Seaboard had guarantees outstanding to three third parties with a total maximum exposure of $1,275,000. Seaboard has not accrued a liability for any of the third party or affiliate guarantees as management considers the likelihood of loss to be remote.

As of December 31, 2011, Seaboard had outstanding letters of credit (LCs) with various banks which reduced its borrowing capacity under its committed and uncommitted credit facilities as discussed in Note 8 by $48,078,000 and $25,045,000, respectively. Included in these amounts are LCs totaling $26,385,000, which support the IDRBs included as long-term debt and $21,500,000 of LCs related to insurance coverage.

Commitments

As of December 31, 2011 Seaboard had various firm non-cancelable purchase commitments and commitments under other agreements, arrangements and operating leases, as described in the table below:

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2012	2013	2014	2015	2016	Thereafter
Hog procurement contracts	$166,904	$118,934	$112,769	$109,784	$90,300	$73,580
Grain and feed ingredients	149,053	910	–	–	–	–
Grain purchase contracts for resale	409,011	–	–	–	–	–
Construction of new power barge	18,071	–	–	–	–	–
Fuel purchase contract	37,020	–	–	–	–	–
Equipment purchases and facility improvements	18,537	–	–	–	–	–
Other purchase commitments	28,538	2,597	71	35	34	161
Total firm purchase commitments	827,134	122,441	112,840	109,819	90,334	73,741
Vessel, time and voyage-charter
Arrangements	101,087	48,093	28,262	26,098	18,849	98,961
Contract grower finishing agreements	11,673	10,470	9,295	8,713	9,019	16,919
Other operating lease payments	17,920	15,370	13,893	13,345	13,215	187,766
Total unrecognized firm commitments	$957,814	$196,374	$164,290	$157,975	$131,417	$377,387

Seaboard has contracted with third parties for the purchase of live hogs to process at its pork processing plant, and has entered into grain and feed ingredient purchase contracts to support its live hog operations. The commitment amounts included in the table are based on projected market prices as of December 31, 2011. During 2011, 2010 and 2009, this segment paid $181,383,000, $183,982,000 and $163,047,000, respectively, for live hogs purchased under committed contracts.

The Commodity Trading and Milling segment enters into grain purchase contracts and ocean freight contracts, primarily to support firm sales commitments. These contracts are valued based on projected commodity prices as of December 31, 2011.  This segment also has short-term voyage-charters in place for delivery of future grain sales.

The Marine segment enters into contracts to time-charter vessels for use in its operations. These contracts range from short-term time charters for a few months and long-term commitments ranging from one to twelve years. This segment’s charter hire expenses during 2011, 2010 and 2009 totaled $87,895,000, $57,606,000 and $82,728,000, respectively.

To support the operations of the Pork segment, Seaboard has contract grower finishing agreements in place with farmers to raise a portion of Seaboard’s hogs according to Seaboard’s specifications under long-term service agreements. Under the terms of the agreements, additional payments would be required if the grower achieves certain performance standards. The contract grower finishing obligations shown above do not reflect these incentive payments which, given current operating performance, total approximately $1,400,000 per year. In the event the farmer is unable to perform at an acceptable level, Seaboard has the right to terminate the contract. During the years ended 2011, 2010 and 2009, Seaboard paid $13,037,000, $13,752,000 and $13,703,000, respectively, under contract grower finishing agreements.

Seaboard also leases various facilities and equipment under non-cancelable operating lease agreements, including a terminal operations agreement at the Port of Miami which runs through 2028. Rental expense for operating leases amounted to $25,916,000, $24,835,000 and $26,404,000 in 2011, 2010 and 2009, respectively.

The Power segment entered into a contract for the supply of natural gas for 2012 related to the new power barge.